Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

The accounts receivable consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Accounts receivable	$7,827,068	$7,704,859
Less: allowance for credit losses	704,464	775,330
	$7,122,604	$6,929, 529

Movement of allowance for credit losses was as follows:

	June 30, 2022	December 31, 2021
	(Unaudited)
Balance, opening	$775,330	$740,370
Provisions (Recovery)	(35,370)	17,318
Foreign exchange (gain) loss	(35,496)	17,642
Balance, ending	$704,464	$775,330

9. ACCOUNTS RECEIVABLE, NET

As of December 31, 2021 and 2020, the accounts receivable consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable	$7,704,859	$7,679,722
Less: allowance for credit losses	775,330	740,370
	$6,929,529	$6,939,352

Movement of allowance for credit losses was as follows:

	December 31, 2021	December 31, 2020
Balance, opening	$740,370	$405,802
Provisions	17,318	290,706
Foreign exchange loss	17,642	43,862
Balance, ending	$775,330	$740,370